Schedule of Movement of Allowance for Loss Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Balance at beginning of the year	$ 346,191	$ 62,776
Addition during the year	1,482,248	283,415
Balance at end of the year	$ 1,828,439	$ 346,191